Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Lease incentives	$ 11,177	$ 7,536
Other lease liabilities	142	242
Total lease incentives	11,319	7,778
Less: current portion	822	485
Long-term portion	$ 10,497	$ 7,293
Ottawa Office
Operating Leased Assets [Line Items]
Lease term	12 years 10 months
Lease renewal term	5 years